CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares
Restricted cash	¥ 2,392,573	$ 367,732	¥ 802,887
Provision for loan losses	47,670		1,084
Loans receivable, net of provision for loan losses	681,794	104,790	28,225
Payable to platform customers	1,113,966	171,213	421,659
Quality assurance fund payable	2,062,844	317,053	473,704
Deferred revenue	265,094	40,744	162,896
Payroll and welfare payable	156,831	24,105	84,534
Taxes payable	257,143	39,522	85,209
Provision for payment to investor reserve fund investor	107,660	16,547
Financial gurantee derivative liabilities	215,770	33,163
Funds payable to investors of consolidated trusts	502,641	77,255	30,084
Due to related parties	11,972	1,840	15,634
Deferred tax liabilities	15,940	2,450
Accrued expenses and other liabilities	¥ 211,614	$ 32,524	¥ 101,349
Ordinary stock, par value | $ / shares		$ 0.00001
Ordinary stock, shares issued | shares	1,503,071,169	1,503,071,169
Series A Convertible Redeemable Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.00001		$ 0.00001
Mezzanine equity, shares issued | shares	0	0	285,000,000
Mezzanine equity, shares outstanding | shares	0	0	285,000,000
Series B Convertible Redeemable Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.00001		0.00001
Mezzanine equity, shares issued | shares	0	0	214,285,700
Mezzanine equity, shares outstanding | shares	0	0	214,285,700
Series C Convertible Redeemable Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.00001		0.00001
Mezzanine equity, shares issued | shares	0	0	234,554,700
Mezzanine equity, shares outstanding | shares	0	0	234,554,700
Class A Ordinary Shares
Ordinary stock, par value | $ / shares		$ 0.00001		0.00001
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000	733,840,400
Ordinary stock, shares issued | shares	842,071,169	842,071,169	733,840,400
Ordinary Stock, shares outstanding | shares	842,071,169	842,071,169	733,840,400
Class B Ordinary Shares
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000	4,266,159,600
Ordinary stock, shares issued | shares	661,000,000	661,000,000	665,000,000
Ordinary Stock, shares outstanding | shares	661,000,000	661,000,000	665,000,000
Consolidated Trust
Restricted cash	¥ 44,775
Loans receivable, net of provision for loan losses	647,793		28,225
VIE | VIE’s subsidiaries
Payable to platform customers	1,113,966		421,659
Quality assurance fund payable	2,062,844		473,704
Deferred revenue	256,240		162,896
Payroll and welfare payable	130,533		81,303
Taxes payable	140,064		85,195
Provision for payment to investor reserve fund investor	107,660
Financial gurantee derivative liabilities	215,770
Funds payable to investors of consolidated trusts	502,641		30,084
Due to related parties	700,137		15,634
Deferred tax liabilities
Accrued expenses and other liabilities	¥ 194,780		¥ 92,314